Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	4.86471%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,391,320.94

Principal:
Principal Collections	$18,188,765.40
Prepayments in Full	$8,982,146.84
Liquidation Proceeds	$188,298.21
Recoveries	$124,422.86
Sub Total	$27,483,633.31
Collections	$28,874,954.25

Purchase Amounts:
Purchase Amounts Related to Principal	$28,011.36
Purchase Amounts Related to Interest	$276.01
Sub Total	$28,287.37

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,903,241.62

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	32
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,903,241.62
Servicing Fee	$383,744.96	$383,744.96	$0.00	$0.00	$28,519,496.66
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,519,496.66
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$28,519,496.66
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$28,519,496.66
Interest - Class A-3 Notes	$580,468.86	$580,468.86	$0.00	$0.00	$27,939,027.80
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$27,337,814.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,337,814.30
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$27,139,255.05
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,139,255.05
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$27,001,925.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,001,925.55
Regular Principal Payment	$24,885,581.81	$24,885,581.81	$0.00	$0.00	$2,116,343.74
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,116,343.74
Residual Released to Depositor	$0.00	$2,116,343.74	$0.00	$0.00	$0.00
Total		$28,903,241.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,885,581.81
Total					$24,885,581.81

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,885,581.81	$47.95	$580,468.86	$1.12	$25,466,050.67	$49.07
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$24,885,581.81	$15.76	$1,517,571.11	$0.96	$26,403,152.92	$16.72

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$155,482,730.39	0.2995583	$130,597,148.58	0.2516129
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$391,602,730.39	0.2480162	$366,717,148.58	0.2322553

Pool Information
Weighted Average APR	3.663%	3.690%
Weighted Average Remaining Term	30.46	29.77
Number of Receivables Outstanding	26,056	25,091
Pool Balance	$460,493,946.07	$432,781,821.94
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$425,352,248.72	$400,050,985.05
Pool Factor	0.2638476	0.2479694

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$32,730,836.89
Targeted Overcollateralization Amount	$66,064,673.36
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$66,064,673.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		75	$324,902.32
(Recoveries)		81	$124,422.86
Net Loss for Current Collection Period			$200,479.46
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5224%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8771%
Second Prior Collection Period			0.5478%
Prior Collection Period			0.4004%
Current Collection Period			0.5386%
Four Month Average (Current and Prior Three Collection Periods)			0.5910%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,268	$12,316,406.57
(Cumulative Recoveries)			$1,998,967.40
Cumulative Net Loss for All Collection Periods			$10,317,439.17
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5912%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,430.51
Average Net Loss for Receivables that have experienced a Realized Loss			$4,549.14

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.55%	247	$6,715,802.01
61-90 Days Delinquent	0.27%	44	$1,156,856.51
91-120 Days Delinquent	0.03%	6	$138,983.87
Over 120 Days Delinquent	0.22%	33	$951,640.85
Total Delinquent Receivables	2.07%	330	$8,963,283.24

Repossession Inventory:
Repossessed in the Current Collection Period		14	$406,942.45
Total Repossessed Inventory		19	$549,648.23

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2818%
Prior Collection Period			0.3224%
Current Collection Period			0.3308%
Three Month Average			0.3117%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5193%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	32

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	66	$1,715,848.30
2 Months Extended	102	$2,910,497.65
3+ Months Extended	18	$602,393.28

Total Receivables Extended	186	$5,228,739.23
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer